Related parties - Additional Information (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Related Party Explanatory [Line Items]
Description of basis for determining transaction price and type of delivery		at a price based on MWDO and under a delivery type known as CIF (cost, insurance and freight)
Amounts receivable, related party transactions		$ 594,409	$ 453,070
Benefits derived to key managerial personnel, Percentage		0.45	0.42
Related payments/vesting		$ 400	$ 800	$ 500
Stock-based compensation
Disclosure Of Related Party Explanatory [Line Items]
Related payments/vesting		2,300	1,600	1,200
Other capital contributions
Disclosure Of Related Party Explanatory [Line Items]
Net impact in "Other capital contributions"		1,500	1,200	$ 700
Freeport Minerals Corporation [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts payable, related party transactions		0	367
Amounts receivable, related party transactions	[1]	462,304	401,211
Sumitomo Metal Mining Company, Ltd. [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts receivable, related party transactions	[2]	16,352	10,760
Climax Molybdenum Marketing Corporation [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts receivable, related party transactions	[3]	$ 14,319	$ 5,022
Copper concentrate [Member] | Sumitomo Metal Mining Company, Ltd. [Member] | Long-term contracts [member]
Disclosure Of Related Party Explanatory [Line Items]
Proportion of sales commitment made by entity, related party transactions		21.00%
Molybdenum concentrate [Member] | Climax Molybdenum Marketing Corporation [Member] | Long-term contracts [member]
Disclosure Of Related Party Explanatory [Line Items]
Proportion of sales commitment made by entity, related party transactions		100.00%
Minimum | Copper concentrate [Member] | Freeport Minerals Corporation [Member] | Long-term contracts [member]
Disclosure Of Related Party Explanatory [Line Items]
Proportion of sales commitment made by entity, related party transactions		70.00%
Maximum | Copper concentrate [Member] | Freeport Minerals Corporation [Member] | Long-term contracts [member]
Disclosure Of Related Party Explanatory [Line Items]
Proportion of sales commitment made by entity, related party transactions		80.00%

[1]	Accounts receivable from FMC mainly correspond to sales of copper concentrate and copper cathode. The Company has a long-term agreement with FMC through which it has committed to sell between 70% and 80% of its annual copper concentrate production through December 31, 2021. Terms of the contract are reviewed annually.
[2]	The Company has a long-term agreement with Sumitomo through which it has committed to sell 21% of its annual copper concentrate production through December 31, 2021. Terms of the contract are reviewed annually.
[3]	The Company has a new long-term agreement with Climax Molybdenum Marketing Corporation (a wholly owned subsidiary of FMC) through which it has committed to sell 100% of its annual molybdenum concentrate production, at a price based on MWDO and under a delivery type known as CIF (cost, insurance and freight) from February 1, 2020, through January 31, 2022.